FAIR VALUES (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUES
Summary of fair values of financial assets and financial liabilities

Financial Instruments as of 12/31/2019	FV level 1	FV level 2	FV level 3	Total
Assets
- Cash and due from banks	29,910	—	—	29,910
- Debt securities at fair value through profit or loss	564,830	—	3,671	568,501
- Derivatives	257,587	—	—	257,587
- Other financial assets	1,101,531	—	—	1,101,531
- Other debt securities	7,171,171	—	—	7,171,171
- Financial assets in guarantee	4,924,540	—	—	4,924,540
- Investments in Equity Instruments	5,796	8,783	—	14,579
Total Assets	14,055,365	8,783	3,671	14,067,819
Liabilities
- Liabilities at fair value through profit or loss	189,554	—	—	189,554
- Other financial liabilities	5,996,738	—	—	5,996,738
Total Liabilities	6,186,292	—	—	6,186,292

Financial Instruments as of 12/31/2018	FV level 1	FV level 2	FV level 3	Total
Assets
- Cash and due from banks	15,997	—	—	15,997
- Debt securities at fair value through profit or loss	5,761,365	17,485,964	—	23,247,329
- Derivatives	24,496	—	—	24,496
- Other financial assets	23,181	—	—	23,181
- Other debt securities	173,134	—	—	173,134
- Financial assets in guarantee	2,896,049	—	—	2,896,049
- Investments in Equity Instruments	2,466	13,539	—	16,005
Total Assets	8,896,688	17,499,503	—	26,396,191
Liabilities
- Liabilities at fair value through profit or loss	412,403	—	—	412,403
- Derivative instruments	—	144,944	—	144,944
- Other financial liabilities	4,472,991	—	—	4,472,991
- Financing received from the Argentine Central Bank and other financial institutions	23,023	—	—	23,023
Total Liabilities	4,908,417	144,944	—	5,053,361

Summary of reconciliation of the financial instruments

FV level 3	12/31/2018	Transfers(*)	Additions	Disposals	P/L	12/31/2019
Assets
- Debt securities at fair value through profit or loss	—	3,671	—	—	—	3,671

Summary of difference between carrying amount and fair value of assets and liabilities

Other Financial Instruments as of 12/31/2019	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
-Cash and due from Banks	26,373,189	26,373,189	26,373,189	—	—
-Other financial assets	995,335	995,335	995,335	—	—
-Loans and other financing	88,010,011	91,637,500	—	—	91,637,500
- Other Debt Securities	3,287,385	3,370,171	3,370,171	—	—
-Financial assets in guarantee	409,164	409,164	409,164	—	—
	119,075,084	122,785,359	31,147,859	—	91,637,500
Financial Liabilities
-Deposits	89,008,177	89,009,817	—	—	89,009,817
-Repo transactions	319,817	319,817	319,817	—	—
-Other financial liabilities	3,118,827	3,174,432	3,174,432	—	—
-Financing received from the BCRA and other financial institutions	9,017,597	8,778,079	—	—	8,778,079
- Unsubordinated Negotiable obligations	6,086,475	6,086,475	6,086,475	—	—
- Subordinated Negotiable Obligations	2,119,888	2,368,114	2,368,114	—	—
	109,670,781	109,736,734	11,948,838	—	97,787,896

Other Financial Instruments as of 12/31/2018	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
-Cash and due from Banks	51,806,375	51,806,375	51,806,375	—	—
-Other financial assets	2,588,976	2,588,976	2,588,976	—	—
-Loans and other financing	118,771,635	138,529,292	—	—	138,529,292
- Other Debt Securities	6,458,727	6,466,670	6,466,670	—	—
-Financial assets in guarantee	191,701	191,701	191,701	—	—
	179,817,414	199,583,014	61,053,722	—	138,529,292
Financial Liabilities
-Deposits	145,996,201	145,629,417	—	—	145,629,417
-Other financial liabilities	2,091,405	2,091,405	2,091,405	—	—
-Financing received from the BCRA and other financial institutions	12,334,083	10,134,114	53,055	—	10,081,059
- Unsubordinated Negotiable obligations	14,317,445	12,232,833	12,232,833	—	—
- Subordinated Negotiable Obligations	2,128,759	2,109,793	2,109,793	—	—
	176,867,893	172,197,562	16,487,086	—	155,710,476

Summary of equity instruments measured at fair value with changes in profit or loss

	12/31/2019	12/31/2018
YPF S.A.	—	1,665
Grupo Financiero Galicia S.A.	5,796	801
Loma Negra S.A.	—	—
Tenaris SA	—	—
Pampa Energía S.A.	—	—
Total	5,796	2,466

Summary of equity instruments measured at fair value with changes in other comprehensive income

	FV at	Loss	FV at
	12/31/2018	through OCI	12/31/2019
MAE	7,092	(2,482)	4,610
SEDESA	2,483	(869)	1,614
COELSA	1,414	(495)	919
PROVINCANJE	417	(145)	272
CUYO AVAL SGR	1,383	(334)	1,049
ARGENCONTROL	193	(68)	125
LOS GROBO SGR	321	(251)	70
IEBA SA	93	(32)	61
Others	143	(80)	63
Total	13,539	(4,756)	8,783

			Exposure to
	FV at	Income	changes in	FV at
	12/31/2017	through OCI	Purchasing Power	12/31/2018
MAE	10,470	—	(3,378)	7,092
SEDESA	3,666	—	(1,183)	2,483
COELSA	2,088	—	(674)	1,414
PROVINCANJE	615	—	(198)	417
CUYO AVAL SGR	505	1,229	(351)	1,383
ARGENCONTROL	285	—	(92)	193
LOS GROBO SGR	154	255	(88)	321
IEBA SA	138	—	(45)	93
Others	63	119	(39)	143
Total	17,984	1,603	(6,048)	13,539